DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Notional amount of derivative positions
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2023 and 2022 were as follows:

US$ MILLIONS	Note	2023	2022
Foreign exchange contracts	(a)	$3,531	$2,912
Interest rates swaps and other	(b)	17,632	9,543
Commodity contracts		113	115
		$21,276	$12,570
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2023 and 2022.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2023	2022	2023	2022
Foreign exchange contracts
British pounds	$1,081	$868	$1.25	$1.30
Canadian dollars	917	553	0.77	0.79
Australian dollars	433	494	0.69	0.71
European Union euros	433	328	1.11	1.14
Indian rupees	126	25	0.012	0.012
Colombian pesos	5	15	0.0002	0.0002
Peruvian soles	10	9	0.26	0.26
Other(1)	526	620	—	—
	$3,531	$2,912

(1)Includes foreign exchange contracts at our operating subsidiaries intended to offset the risk associated with non-recourse borrowings in currencies other than the functional currency of the underlying operation, primarily in USD.

Disclosure of change in fair values of derivative positions
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2023 and 2022:

US$ MILLIONS	Unrealized Gains During 2023	Unrealized Losses During 2023	Net Change During 2023	Net Change During 2022
Foreign exchange derivatives	$35	$(150)	$(115)	$119
Interest rate and other derivatives	92	(489)	(397)	512
Commodity derivatives	17	(21)	(4)	36
	$144	$(660)	$(516)	$667

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2023 and the comparative notional amounts at December 31, 2022, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2023				2022
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$974	$841	$—	$1,815	$2,007
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	621	1,470	—	2,091	720
Commodity contracts	113	—	—	113	115
	$1,708	$2,311	$—	$4,019	$2,842
Elected for hedge accounting
Foreign exchange derivatives	$1,101	$255	$360	$1,716	$905
Interest rate derivatives
Interest rate and cross currency interest rate swaps	559	10,579	4,403	15,541	8,823
	$1,660	$10,834	$4,763	$17,257	$9,728

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2023 and 2022 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2023			2022
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$16,457	$(459)	$(9)	$9,308	$529	$1
Net investment hedges	800	(27)	—	420	235	—
	$17,257	$(486)	$(9)	$9,728	$764	$1